GOODWILL (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the year	$ 3,859	$ 1,301
Acquisitions through business combinations	2,644	2,905
Foreign currency translation and other	50	(347)
Balance at end of the year	$ 6,553	$ 3,859